Shareholders' Equity - Summary of Treasury Shares (Detail) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 BRL (R$) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 BRL (R$) shares	Dec. 31, 2015 BRL (R$) shares
Disclosure of treasury shares [Line Items]
Number of Shares, Repurchased			7,320	7,320
Share Capital, Beginning balance | R$		R$ 1,533
Share Capital, Repurchased | R$				R$ 608	R$ 378
Share Capital, Ending balance	$ 463	R$ 1,533		R$ 1,533
Treasury shares [member]
Disclosure of treasury shares [Line Items]
Number of Shares,Beginning balance	22,651	22,651	15,331	15,331	10,074
Number of Shares, Repurchased	0	0	7,320	7,320	5,257
Number of Shares, Ending balance	22,651	22,651	22,651	22,651	15,331
Share Capital, Beginning balance	$ 463	R$ 1,533		R$ 925	R$ 547
Share Capital, Repurchased	0	0		608	378
Share Capital, Ending balance	$ 463	R$ 1,533	$ 463	R$ 1,533	R$ 925